Schedule of Measurement of the Fair Value and Inputs at Grant Date (Details)	12 Months Ended
Jun. 30, 2024 $ / shares
Share-Based Payment Arrangement [Abstract]
Fair value at grant date (weighted average)	$ 1.74
Exercise price at grant date (weighted average)	$ 0.004
Expected volatility (weighted average)	61.80%
Expected terms (years) (weighted average)	4 years
Expected dividend (weighted average)
Risk-free interest rate (weighted average)	4.50%